UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q
       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445

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                    The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                     P.O. BOX 161465, MIAMI, FLORIDA 33116
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              (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
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                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                       Date of fiscal year end: 06/30/12
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                       Date of reporting period: 09/30/11
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2011 (unaudited)
================================================================================

Shares or
Principal Amount                  Description                      Market Value
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                     Common stocks - 100.01% of net assets

           Airlines - 7.70%
    30,500 Copa Holdings, S.A.                                        1,868,735

           Banking and finance - 9.20%
    21,280 Bancolombia, S.A.                                          1,185,296
    42,000 Banco Latinoamericano de Exportaciones, S.A.                 639,660
    11,500 Doral Financial Corp.                                         12,535
    60,000 Popular Inc.                                                  90,000
     3,844 W Holding Co. Inc.                                               769
    20,000 Western Union Company                                        305,800

           Communications - 12.18%
    71,200 America Movil, S.A.B. de C.V. Series A                        78,769
   209,144 America Movil, S.A.B. de C.V. Series L                       231,529
    45,190 America Movil, S.A.B. de C.V. ADR                            997,795
    13,698 Atlantic Tele-Network, Inc.                                  450,390
   377,100 Fuego Enterprises Inc.                                         5,732
    23,666 Grupo Radio Centro, S.A.B. ADR                               178,678
    32,400 Grupo Televisa, S.A.B. ADR                                   595,836
     8,030 Spanish Broadcasting System, Inc.                             13,330
    23,000 Telefonos de Mexico, S.A.B. de C.V. ADR Series L             343,850
    78,600 Telefonos de Mexico, S.A.B. de C.V. Series L                  59,050

           Conglomerates and holdings companies - 0.25%
   250,000 Admiralty Holding Company                                         --
    70,348 BCB Holdings Ltd.                                             57,534
     3,250 Shellshock Ltd. Ord.                                           2,683

           Construction and related - 5.96%
    55,790 Cemex S.A.B. de C.V. Series CPO                               17,790
    55,438 Cemex S.A.B. de C.V. ADR                                     175,184
        20 Ceramica Carabobo Class A ADR                                     --
    71,132 Mastec, Inc.                                               1,252,635

           Consumer products and related manufacturing - 6.64%
    13,273 Grupo Casa Saba, S.A.B. de C.V. ADR                          149,985
    28,600 Watsco Incorporated                                        1,461,460

           Food, beverages and tobacco - 11.84%
    20,000 Chiquita Brands International Inc.                           166,800
    53,874 Cleanpath Resources Corp.                                         11
    22,500 Coca Cola Femsa, S.A.B. de C.V. ADR                        1,996,425
     2,000 Fomento Economico Mexicano, S.A.B. de C.V. ADR               129,640
    18,900 Fomento Economico Mexicano, S.A.B. de C.V. Series UBD        122,996
    19,690 Fresh Del Monte Produce Inc.                                 456,808


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           Housing - 2.09%
    37,500 Lennar Corporation                                           507,750

           Investment companies - 1.86%
     4,420 Shellproof Limited                                             2,961
     6,000 iShares MSCI Mexico Investable Market Index Fund             293,760
     4,000 iShares S+P Latin America 40 Index Fund                      155,520

           Leisure - 11.59%
    41,500 Carnival Corp.                                             1,257,450
    44,500 Royal Caribbean Cruises Ltd.                                 962,980
    14,527 Steiner Leisure Ltd.                                         592,266

           Mining - 0.04%
     3,863 Grupo Mexico, S.A.B. de C.V. Series B                          9,162

           Pulp and paper - 0.13%
     6,100 Kimberly-Clark de Mexico, S.A.B. de C.V. Series A             31,206


           Railroad - 6.39%
    19,000 Norfolk Southern Corporation                               1,159,380
    30,000 RailAmerica Inc.                                             390,900


           Retail - 3.82%
     1,270 Grupo Elektra, S.A.B. de C.V. Series CPO                      96,884
    10,000 Pricemart, Inc.                                              623,200
    90,222 Wal-Mart de Mexico, S.A.B. de C.V. Series V                  207,456

           Service - 0.01%
       700 Grupo Aeroportuario del Sureste, S.A.B. de C.V. Series B       3,485

           Trucking and marine freight - 13.95%
    12,280 Grupo TMM, S.A.B. ADR                                         22,104
     1,321 Seaboard Corporation                                       2,380,429
     2,000 Seacor Holdings, Inc.                                        160,420
    20,000 Teekay Corporation                                           452,200
     8,361 Teekay LNG Partners LP                                       260,194
    93,687 Trailer Bridge, Inc.                                          46,844
    28,000 Ultrapetrol Bahamas Ltd.                                      63,560

           Utilities - 5.88%
    12,000 Caribbean Utilities Ltd. Class A                             120,000
    66,841 Consolidated Water, Inc.                                     526,707
       700 Cuban Electric Company                                            53
    45,500 Teco Energy Inc.                                             779,415

           Other - 0.48%
   100,000 Cuba Business Development                                         --
    25,000 Geltech Solutions Inc.                                        19,000
    13,000 Impellam Group                                                65,108
    55,921 Margo Caribe, Inc.                                            31,316
       895 Siderurgica Venezolana Sivensa, S.A. ADR                          --
        79 Siderurgica Venezolana Sivensa, S.A. Series B                     --

Total common stocks - 100.01%     (cost $25,799,133)                 24,269,415

           Bonds - 0.00% of net assets
   165,000 Republic of Cuba - 4.5%, 1977 -
           in default (cost $63,038)                                         --

Other assets less liabilities - (0.01%) of net assets              ($     2,061)

Net assets - 100% (applicable to 3,713,071 shares; equivalent
           to $6.54 per share)                                     $ 24,267,354


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Security Valuation

The Herzfeld Caribbean Basin Fund, Inc. (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own
            assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of September 30, 2011:

                                     Level 1       Level 2   Level 3    Total
Assets (at fair value)
     Common Stocks                 $24,226,670    $42,692     $53    $24,269,415
     Debt Securities                         0          0       0              0
Total Investments in securities    $24,226,670    $42,692      $0    $24,269,415

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used to determine fair value:


                                   Investments in Securities at Fair Value
Balance June 30, 2011                         $56

Unrealized gain/(loss)                         (3)
Net purchases                                   0
Net sales                                      (0)
Transfers into Level 3                          0
Transfers out of Level 3                       (0)

Balance September 30, 2011                    $53


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ITEM 2. CONTROLS AND PROCEDURES

      (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as an exhibit to this filing.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.

By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: November __, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: November __, 2011

By /s/ Cecilia L. Gondor
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Cecilia L. Gondor
Treasurer

Date: November __, 2011